Summary of Significant Accounting Policies (Tables)	9 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

As detailed in the Company’s Consolidated Statement of Operations, the following is a disaggregation of the Company’s revenue by major source for the nine months ended March 31, 2021 and 2020, respectively:

	For the Nine Months Ended March 31,
	2021	2020
Software Services	$2,126,025	$1,260,153
Software License and Software as a Service	308,526	143,603
Total	$2,434,551	$1,403,756

Schedule of Timing Revenue Recognition

As the Company began adopting ASC 606 in July 2020, the timing of revenue recognition for periods prior to the adoption is not required:

Nine Months Ended March 31, 2021
Products transferred at a point in time	$2,081,496
Products and services transferred over time	353,055
Total	$2,434,551